Accrued Expenses - Schedule of Accrued Expenses (Details) (USD $)	Sep. 30, 2014	Mar. 31, 2014
Payables and Accruals [Abstract]
Wages and taxes	$ 236,184	$ 151,290
Accrued interest	8,291	0
Consulting	0	300,000
Total accrued expenses	$ 244,475	$ 451,290